Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation & Human Capital Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and SOSARs) to executive officers. The first quarterly meeting of the Compensation & Human Capital Committee typically occurs before the Company’s release of the financial results for the prior fiscal year and the filing of the Company’s Annual Report on Form 10-K for that fiscal year. The grant of approved equity awards occurs two business days after the Company’s release of the financial results for the prior fiscal year.
The Compensation & Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of LTI equity awards. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize executive officers to deliver on the Company’s strategic objectives for the new fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule.
The following table contains information required by Item 402(x)(2) of Regulation S-K regarding SOSARs granted to the NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. The Company did not grant any SOSARs to the NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K that disclosed material information.

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

Tom Hill	02/20/2025	18,820	$258.59	1,976,288	(4.8)%
Ronnie Pruitt	02/20/2025	5,240	$258.59	550,252	(4.8)%
Tom Baker	02/20/2025	5,940	$258.59	623,759	(4.8)%
David Clement	02/20/2025	2,230	$258.59	234,172	(4.8)%
Mary Andrews Carlisle	02/20/2025	3,680	$258.59	386,437	(4.8)%

Award Timing Method	The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation & Human Capital Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and SOSARs) to executive officers. The first quarterly meeting of the Compensation & Human Capital Committee typically occurs before the Company’s release of the financial results for the prior fiscal year and the filing of the Company’s Annual Report on Form 10-K for that fiscal year. The grant of approved equity awards occurs two business days after the Company’s release of the financial results for the prior fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company’s long-standing practice has been to grant LTI equity awards on a predetermined schedule. At the first quarterly meeting of any new fiscal year, the Compensation & Human Capital Committee reviews and approves the value and amount of the equity compensation to be awarded (inclusive of RSUs, PSUs, and SOSARs) to executive officers. The first quarterly meeting of the Compensation & Human Capital Committee typically occurs before the Company’s release of the financial results for the prior fiscal year and the filing of the Company’s Annual Report on Form 10-K for that fiscal year. The grant of approved equity awards occurs two business days after the Company’s release of the financial results for the prior fiscal year.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

Tom Hill	02/20/2025	18,820	$258.59	1,976,288	(4.8)%
Ronnie Pruitt	02/20/2025	5,240	$258.59	550,252	(4.8)%
Tom Baker	02/20/2025	5,940	$258.59	623,759	(4.8)%
David Clement	02/20/2025	2,230	$258.59	234,172	(4.8)%
Mary Andrews Carlisle	02/20/2025	3,680	$258.59	386,437	(4.8)%

Tom Hill [Member]
Awards Close in Time to MNPI Disclosures
Name	Tom Hill
Underlying Securities | shares	18,820
Exercise Price | $ / shares	$ 258.59
Fair Value as of Grant Date | $	$ 1,976,288
Underlying Security Market Price Change	(0.048)
Ronnie Pruitt [Member]
Awards Close in Time to MNPI Disclosures
Name	Ronnie Pruitt
Underlying Securities | shares	5,240
Exercise Price | $ / shares	$ 258.59
Fair Value as of Grant Date | $	$ 550,252
Underlying Security Market Price Change	(0.048)
Tom Baker [Member]
Awards Close in Time to MNPI Disclosures
Name	Tom Baker
Underlying Securities | shares	5,940
Exercise Price | $ / shares	$ 258.59
Fair Value as of Grant Date | $	$ 623,759
Underlying Security Market Price Change	(0.048)
David Clement [Member]
Awards Close in Time to MNPI Disclosures
Name	David Clement
Underlying Securities | shares	2,230
Exercise Price | $ / shares	$ 258.59
Fair Value as of Grant Date | $	$ 234,172
Underlying Security Market Price Change	(0.048)
Mary Andrews Carlisle [Member]
Awards Close in Time to MNPI Disclosures
Name	Mary Andrews Carlisle
Underlying Securities | shares	3,680
Exercise Price | $ / shares	$ 258.59
Fair Value as of Grant Date | $	$ 386,437
Underlying Security Market Price Change	(0.048)